UBS High Yield Fund (Prospectus Summary) | UBS High Yield Fund
UBS High Yield Fund
Investment objective
The Fund seeks to provide high current income, as well as capital growth when consistent with high current income.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 17 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 74 of the Fund's statement of additional information ("SAI").
Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS High Yield Fund		Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)		4.50%	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	[1]	none	0.75%	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	[1]	1.00%	1.00%	1.00%
[1]	In connection with the proposed Reorganization of the Fund into the Nationwide High Yield Bond Fund series of Nationwide Mutual Funds, effective as of the close of business on July 16, 2012, the Fund's Board of Trustees approved the waiver of the annual Rule 12b-1 distribution fee of 0.50% of average net assets that is charged to the shareholders of Class C shares of the Fund. In addition, the Fund has voluntarily lowered the expense limit applicable to Class C shares to 1.20% to reflect the waiver of this Rule 12b-1 distribution fee. The annual service fee of 0.25% of average net assets that is charged on Class A and Class C shares of the Fund was not eliminated. The Board of Trustees also approved the waiver of the 1.00% redemption fee that is charged on sales or exchanges of any Class of shares of the Fund less than 90 days after purchase and the elimination of all contingent deferred sales charges (CDSC) assessed on redemptions that are charged on Class A shares (on purchases above $1 million) and Class C shares. With respect to exchanges of shares of the Fund for shares of another UBS Family Fund, the length of time you held your shares of the UBS Fund will still be considered when determining whether you must pay a CDSC when you sell the shares of the UBS Family Fund acquired in the exchange. These changes are not reflected in the fee and expense tables above or the expense example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS High Yield Fund		Class A		Class C		Class Y
Management fees		0.60%		0.60%		0.60%
Distribution and/or service (12b-1) fees		0.25%	[1]	0.75%	[1]	none
Other expenses	[2]	0.48%		0.48%		0.41%
Total annual fund operating expenses		1.33%		1.83%		1.01%
Less management fee waiver/expense reimbursements		0.13%		0.13%		0.06%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[3]	1.20%		1.70%	[1]	0.95%
[1]	In connection with the proposed Reorganization of the Fund into the Nationwide High Yield Bond Fund series of Nationwide Mutual Funds, effective as of the close of business on July 16, 2012, the Fund's Board of Trustees approved the waiver of the annual Rule 12b-1 distribution fee of 0.50% of average net assets that is charged to the shareholders of Class C shares of the Fund. In addition, the Fund has voluntarily lowered the expense limit applicable to Class C shares to 1.20% to reflect the waiver of this Rule 12b-1 distribution fee. The annual service fee of 0.25% of average net assets that is charged on Class A and Class C shares of the Fund was not eliminated. The Board of Trustees also approved the waiver of the 1.00% redemption fee that is charged on sales or exchanges of any Class of shares of the Fund less than 90 days after purchase and the elimination of all contingent deferred sales charges (CDSC) assessed on redemptions that are charged on Class A shares (on purchases above $1 million) and Class C shares. With respect to exchanges of shares of the Fund for shares of another UBS Family Fund, the length of time you held your shares of the UBS Fund will still be considered when determining whether you must pay a CDSC when you sell the shares of the UBS Family Fund acquired in the exchange. These changes are not reflected in the fee and expense tables above or the expense example below.
[2]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short), through the period ending October 28, 2013, do not exceed 1.20% for Class A shares, 1.70% for Class C shares and 0.95% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example UBS High Yield Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	567	840	1,134	1,969
Class C	248	563	978	2,137
Class Y	97	316	552	1,231

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
UBS High Yield Fund Class C	173	563	978	2,137

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
of the average value of its portfolio.
Principal strategies
Principal investments

The Fund invests in a portfolio of higher yielding, lower-rated debt securities issued by foreign and domestic companies. Under normal conditions, at least 80%
of the Fund's net assets (plus borrowings for investment purposes, if any) are invested in fixed income securities that provide higher yields and are lower-rated. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed income securities may include, but are not limited to, mortgage-backed and asset-backed securities. Up to 25% of the Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging markets.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging)
purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's portfolio duration.

Lower-rated bonds are bonds rated in the lower rating categories of Moody's
Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"),
including securities rated Ba or lower by Moody's or BB or lower by S&P.
Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

Management process

The Fund invests in securities that the Advisor expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. In selecting securities, the Advisor uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook, may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

The Advisor determines optimal sector, security and credit rating weightings based on its assessment of macro and microeconomic factors. Depending on market conditions, undervalued securities may be found in different sectors. Therefore, all investment decisions are interrelated and made using ongoing sector, security and rating evaluation.
Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P)
or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
Performance
Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Index reflects no deduction for fees, expenses or taxes. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.
UBS High Yield Fund Annual Total Returns of Class Y Shares

Total return January 1 - September 30, 2012: 11.60% Best quarter during calendar years shown-2Q 2009: 19.58% Worst quarter during calendar years shown-4Q 2008: (16.49)%
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns UBS High Yield Fund	Label		1 Year	5 Years	10 Years	Inception Date
Class A	Class A Return before taxes		(2.16%)	4.35%	6.50%	Dec. 31, 1998
Class C	Class C Return before taxes	[1]	1.19%	4.81%	6.46%	Nov. 07, 2001
Class Y	Class Y Return before taxes		2.48%	5.57%	7.26%	Sep. 30, 1997
After Taxes on Distributions Class Y	Class Y Return after taxes on distributions		(0.24%)	2.35%	3.98%	Sep. 30, 1997
After Taxes on Distributions and Sales Class Y	Class Y Return after taxes on distributions and sale of fund shares		1.61%	2.78%	4.20%	Sep. 30, 1997
BofA Merrill Lynch US High Yield Cash Pay Constrained Index	BofA Merrill Lynch US High Yield Cash Pay Constrained Index		4.49%	7.43%	8.66%
[1]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.